Notes to the Assets of the Balance Sheet - Summary of Cash and Cash Equivalents (Detail) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Bank Balances and Cash in Hand	€ 45,476,000	€ 76,589,000
Impairment	(16,000)	0
Cash and Cash Equivalents	€ 45,459,836	€ 76,589,129	€ 73,928,661	€ 90,927,673